Quarterly Report
May 31, 2024
MFS®  Research
International Fund
RIF-Q3

Portfolio of Investments
5/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 1.7%
MTU Aero Engines Holding AG	600,255	$148,976,044
Thales S.A.	691,261	124,996,225
		$273,972,269
Airlines – 0.5%
Ryanair Holdings PLC, ADR	713,451	$86,784,180
Alcoholic Beverages – 2.6%
Diageo PLC	6,458,631	$217,830,771
Heineken N.V.	1,305,211	130,297,555
Kirin Holdings Co. Ltd.	6,509,100	90,021,890
		$438,150,216
Apparel Manufacturers – 4.0%
Burberry Group PLC	2,834,705	$37,537,609
Compagnie Financiere Richemont S.A.	1,233,891	198,183,067
LVMH Moet Hennessy Louis Vuitton SE	491,277	394,786,790
NIKE, Inc., “B”	414,970	39,442,898
		$669,950,364
Automotive – 2.3%
Bridgestone Corp.	2,424,700	$105,662,038
Compagnie Generale des Etablissements Michelin	2,920,483	117,980,450
DENSO Corp.	9,582,100	155,344,918
		$378,987,406
Biotechnology – 1.1%
CSL Ltd.	952,923	$178,793,209
Brokerage & Asset Managers – 3.6%
Euronext N.V.	2,814,407	$277,460,995
Hong Kong Exchanges & Clearing Ltd.	3,221,700	108,970,317
London Stock Exchange Group PLC	1,731,055	203,110,322
		$589,541,634
Business Services – 0.9%
Nomura Research Institute Ltd.	4,147,800	$111,243,016
Secom Co. Ltd.	624,200	38,868,240
		$150,111,256
Computer Software – 1.0%
Cadence Design Systems, Inc. (a)	587,565	$168,225,735
Computer Software - Systems – 6.5%
Amadeus IT Group S.A.	2,942,971	$209,519,720
Cap Gemini S.A.	208,380	42,223,984
Constellation Software, Inc.	71,651	199,298,548
Fujitsu Ltd.	6,413,900	92,518,565
Hitachi Ltd.	4,035,200	416,054,348
Samsung Electronics Co. Ltd.	2,289,068	122,621,081
		$1,082,236,246
Construction – 0.9%
Techtronic Industries Co. Ltd.	11,581,000	$142,818,345

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 0.8%
Kao Corp.	2,981,900	$130,603,295
Consumer Services – 0.8%
CAR Group Ltd.	2,398,315	$56,053,846
Persol Holdings Co. Ltd.	25,603,700	36,810,457
SEEK Ltd.	2,330,727	35,118,447
		$127,982,750
Electrical Equipment – 6.1%
Legrand S.A.	1,878,689	$203,083,691
Mitsubishi Electric Corp.	10,932,800	189,785,038
Schneider Electric SE	2,501,151	626,097,873
		$1,018,966,602
Electronics – 4.1%
ASML Holding N.V.	222,940	$213,728,249
NXP Semiconductors N.V.	449,239	122,237,932
Renesas Electronics Corp.	8,360,500	157,081,219
Taiwan Semiconductor Manufacturing Co. Ltd.	7,614,326	192,181,801
		$685,229,201
Energy - Independent – 1.1%
Reliance Industries Ltd.	2,608,020	$89,590,294
Woodside Energy Group Ltd.	5,072,447	93,964,673
		$183,554,967
Energy - Integrated – 4.0%
Eni S.p.A.	9,427,425	$148,654,994
Galp Energia SGPS S.A., “B”	9,830,974	207,172,830
TotalEnergies SE	4,192,291	306,088,754
		$661,916,578
Food & Beverages – 2.9%
Nestle S.A.	3,722,830	$394,252,380
Novozymes A/S	1,573,364	93,518,835
		$487,771,215
Food & Drug Stores – 0.4%
Seven & I Holdings Co. Ltd.	4,737,500	$61,092,106
Gaming & Lodging – 1.6%
Aristocrat Leisure Ltd.	4,043,745	$121,770,293
Flutter Entertainment PLC (a)	240,917	46,438,083
Sands China Ltd. (a)	18,417,600	44,074,826
Whitbread PLC	1,536,513	58,329,642
		$270,612,844
Insurance – 5.5%
AIA Group Ltd.	27,490,400	$213,668,452
Aon PLC	663,490	186,865,324
Beazley PLC	18,161,687	160,262,068
Hiscox Ltd.	6,034,688	88,628,468
Willis Towers Watson PLC	307,601	78,527,459
Zurich Insurance Group AG	357,790	188,027,154
		$915,978,925
Leisure & Toys – 0.2%
Yamaha Corp.	1,543,600	$34,889,280

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 5.2%
Daikin Industries Ltd.	1,131,700	$164,699,698
GEA Group AG	3,412,391	141,736,022
RB Global, Inc.	1,344,435	97,714,319
SMC Corp.	392,300	197,329,999
Toyota Industries Corp.	1,635,600	154,431,321
Weir Group PLC	3,668,619	99,890,104
		$855,801,463
Major Banks – 7.7%
Bank of Ireland Group PLC	13,594,481	$156,739,011
BNP Paribas S.A.	3,690,677	274,305,289
DBS Group Holdings Ltd.	4,809,670	128,359,713
Mitsubishi UFJ Financial Group, Inc.	17,880,700	188,952,043
NatWest Group PLC	80,431,668	325,576,712
UBS Group AG	6,424,830	205,548,607
		$1,279,481,375
Medical Equipment – 2.5%
ConvaTec Group PLC	32,988,161	$104,687,027
Olympus Corp.	6,235,300	97,663,728
QIAGEN N.V.	3,520,132	150,190,032
Terumo Corp.	4,067,800	69,349,307
		$421,890,094
Metals & Mining – 2.3%
Glencore PLC	34,786,467	$214,466,908
Mitsui & Co. Ltd.	3,391,700	172,403,775
		$386,870,683
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	14,250,800	$49,634,104
Natural Gas - Pipeline – 0.3%
APA Group	8,073,337	$44,474,189
Other Banks & Diversified Financials – 3.8%
HDFC Bank Ltd.	7,491,726	$137,287,839
Julius Baer Group Ltd.	3,000,135	180,280,332
Macquarie Group Ltd.	1,076,346	137,767,042
Visa, Inc., “A”	661,007	180,097,967
		$635,433,180
Pharmaceuticals – 8.8%
Chugai Pharmaceutical Co. Ltd.	1,056,200	$32,200,317
Kyowa Kirin Co. Ltd.	2,744,900	46,616,475
Merck KGaA	1,104,990	199,628,300
Novo Nordisk A.S., “B”	4,608,566	623,165,517
Roche Holding AG	1,489,543	381,320,367
Sanofi	1,351,851	132,089,864
Santen Pharmaceutical Co. Ltd.	4,732,400	49,246,291
		$1,464,267,131
Printing & Publishing – 0.8%
Wolters Kluwer N.V.	842,699	$134,433,016
Real Estate – 1.2%
LEG Immobilien SE	2,239,041	$197,370,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Restaurants – 0.3%
Yum China Holdings, Inc.	1,279,756	$45,764,074
Specialty Chemicals – 7.5%
Akzo Nobel N.V.	1,411,187	$98,430,278
Croda International PLC	1,958,907	114,702,711
Linde PLC	1,220,264	531,449,377
Nitto Denko Corp.	1,280,300	98,301,109
Shin-Etsu Chemical Co. Ltd.	2,417,800	90,015,064
Sika AG	539,638	163,545,676
Symrise AG	1,256,995	148,982,621
		$1,245,426,836
Specialty Stores – 0.3%
ZOZO, Inc.	1,985,100	$46,426,082
Telecommunications - Wireless – 2.2%
Advanced Info Service Public Co. Ltd.	13,987,200	$77,939,005
Cellnex Telecom S.A.	2,544,947	93,131,629
KDDI Corp.	3,221,400	89,469,414
SoftBank Group Corp.	1,645,400	95,240,501
		$355,780,549
Telephone Services – 0.3%
Hellenic Telecommunications Organization S.A.	3,613,770	$52,699,840
Tobacco – 1.1%
British American Tobacco PLC	5,719,569	$176,757,206
Utilities - Electric Power – 2.0%
CLP Holdings Ltd.	7,050,000	$55,944,848
E.ON SE	6,984,166	93,126,407
Iberdrola S.A.	14,191,570	187,183,325
		$336,254,580
Total Common Stocks		$16,466,933,181
	Strike Price	First Exercise
Warrants – 0.0%
Computer Software - Systems – 0.0%
Constellation Software, Inc. (CAD 100 principal amount of Series 2 Debentures for 1 warrant, Expiration 3/31/40) (a)	CAD 11.5	N/A	105,955	$0

Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.38% (v)	56,067,939	$56,073,546

Other Assets, Less Liabilities – 0.5%		77,029,555
Net Assets – 100.0%		$16,600,036,282
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $56,073,546 and $16,466,933,181, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CAD	Canadian Dollar
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other

Supplemental Information (unaudited) – continued
significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$737,272,497	$2,475,047,037	$—	$3,212,319,534
France	124,996,225	2,374,117,690	—	2,499,113,915
United Kingdom	—	1,801,779,548	—	1,801,779,548
Switzerland	775,572,747	935,584,836	—	1,711,157,583
United States	1,306,846,692	—	—	1,306,846,692
Germany	538,734,478	541,275,104	—	1,080,009,582
Denmark	93,518,835	623,165,517	—	716,684,352
Australia	—	667,941,699	—	667,941,699
Netherlands	—	576,889,098	—	576,889,098
Other Countries	560,199,966	2,333,991,212	—	2,894,191,178
Mutual Funds	56,073,546	—	—	56,073,546
Total	$4,193,214,986	$12,329,791,741	$—	$16,523,006,727
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$48,409,375	$1,257,411,069	$1,249,738,836	$(8,776)	$714	$56,073,546
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,879,210	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2024, are as follows:
Japan	19.3%
France	15.0%
United Kingdom	10.8%
Switzerland	10.3%
United States	8.8%
Germany	6.5%
Denmark	4.3%
Australia	4.0%
Netherlands	3.5%
Other Countries	17.5%